OTHER PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2022
Other Liabilities, Current [Abstract]
OTHER PAYABLE AND ACCRUED EXPENSES
NOTE 8:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2022	2021

Accrued payroll including amounts due to government authorities	1,029	1,077
Provision for vacation and other employee benefits	1,742	1,664
Accrued expenses	401	355
Provision for contingent liabilities (Note 12c)	297	97
Other liabilities	664	384

	4,133	3,577